Employee Compensation and Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-based Compensation Expense and Related Income Tax Benefits
Stock-based compensation expense and related income tax benefits were as follows:

(in millions, except shares, per share and contractual life amounts)	December 31, 2017	December 31, 2016	December 31, 2015
Stock-based compensation expense	$306	$235	$201
Income tax benefit related to stock-based compensation	73	80	71
Realized excess tax benefit	—	—	79
Weighted average fair value per stock award granted	60.21	45.07	35.56
Unrecognized compensation expense	445	389	327
Weighted average period to be recognized (years)	1.9	2.0	2.0
Fair value of stock awards vested	503	354	445

Schedule of RSU and PRSU Awards Activity
The following activity occurred under the RSU and PRSU awards:

(in millions, except shares, per share and contractual life amounts)	Number of Units(1)	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Nonvested, December 31, 2016	15,715,391	$37.93	1.1	$904
Granted	7,133,359	60.21
Vested	(8,338,271)	35.47
Forfeited	(814,936)	49.02
Nonvested, December 31, 2017	13,695,543	50.38	1.1	870

(1)	PRSUs included in the table above are shown at target. Share payout can range from 0 to 200% based on different performance outcomes.

Schedule of Stock Options Activity
The following activity occurred under the Predecessor Plans:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding and exercisable, December 31, 2016	833,931	$31.75	2.3
Exercised	(450,873)	44.18
Expired	(9,900)	45.76
Outstanding and exercisable, December 31, 2017	373,158	16.36	2.8

Schedule of Compensation Expense Related to LTIP
Compensation expense reported within operating expenses related to our LTIP and payments to participants related to our LTIP were as follows:

(in millions)	December 31, 2017	December 31, 2016	December 31, 2015
Compensation expense	$—	$—	$27
Payments	—	52	57